Commodity Derivative Financial Instruments - Schedule of Fair Value and Classification of Derivative Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Gross fair value, assets	$ 20,798	$ 15,547	$ 3,962
Effect of counterparty netting, assets	(12,266)	(10,198)	(3,809)
Total net carrying value on balance sheet, assets	8,532	5,349	153
Gross fair value, liabilities	13,067	14,867	10,248
Effect of counterparty netting, liabilities	(12,266)	(10,198)	(3,809)
Total net carrying value on balance sheet, liabilities	801	4,669	6,439
Current liability [Member]
Derivatives, Fair Value [Line Items]
Gross fair value, liabilities	4,881	4,208	1,927
Effect of counterparty netting, liabilities	(4,881)	(4,208)	(1,927)
Total net carrying value on balance sheet, liabilities	0	0	0
Long-Term Liability [Member]
Derivatives, Fair Value [Line Items]
Gross fair value, liabilities	8,186	10,659	8,321
Effect of counterparty netting, liabilities	(7,385)	(5,990)	(1,882)
Total net carrying value on balance sheet, liabilities	801	4,669	6,439
Current Asset [Member]
Derivatives, Fair Value [Line Items]
Gross fair value, assets	13,413	9,557	2,080
Effect of counterparty netting, assets	(4,881)	(4,208)	(1,927)
Total net carrying value on balance sheet, assets	8,532	5,349	153
Long-Term Asset [Member]
Derivatives, Fair Value [Line Items]
Gross fair value, assets	7,385	5,990	1,882
Effect of counterparty netting, assets	(7,385)	(5,990)	(1,882)
Total net carrying value on balance sheet, assets	$ 0	$ 0	$ 0